Fair Value Measurements and Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value Measurements and Fair Value of Financial Instruments Disclosure [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments

Note 12.       Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements

       The company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2010. The company's financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds, mutual funds holding publicly traded securities, derivative contracts used to hedge the company's currency and interest rate risks and other investments in unit trusts and insurance contracts held as assets to satisfy outstanding retirement liabilities.

       The fair value accounting guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

       Level 1: Quoted market prices in active markets for identical assets or liabilities that the company has the ability to access.

       Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.

       Level 3: Inputs are unobservable data points that are not corroborated by market data.

       The following tables present information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$1,081.7	$1,081.7	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	32.9	32.9	—	—
Insurance contracts	31.9	—	31.9	—
Auction rate securities	5.4	—	—	5.4
Derivative contracts	4.5	—	4.5	—

Total Assets	$1,156.4	$1,114.6	$36.4	$5.4

Liabilities
Derivative contracts	$10.3	$—	$10.3	$—
Contingent consideration	0.6	—	—	0.6

Total Liabilities	$10.9	$—	$10.3	$0.6

       Available-for-sale investments are carried at fair value and are included in the tables above. The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

2009
Mutual Fund and Unit Trust Investments	$31.2	$26.9	$4.3	$—
Auction Rate Securities	5.4	6.0	—	0.6

	$36.6	$32.9	$4.3	$0.6

       The cost of available-for-sale investments that were sold was based on specific identification in determining realized gains and losses recorded in the accompanying statement of income. Gross realized gains and gross realized losses on the sale of available-for-sale investments were nominal in 2010, 2009 and 2008.

       In addition to available-for-sale investments, the company had $4.3 million and $1.7 million of trading securities, consisting of debt and equity securities, at December 31, 2010 and 2009, respectively.

       The company determines the fair value of its insurance contracts by obtaining the cash surrender value of the contracts from the issuer. The company determines the fair value of the auction rate securities by obtaining indications of value from brokers/dealers. During 2009, the company recorded in other expense, net, $0.3 million of impairment charge on the auction rate securities for declines in value deemed attributable to credit losses exceeding six to nine months duration and thus considered other-than-temporary. The company determines the fair value of acquisition-related contingent consideration based on assessment of the probability that the company would be required to make such future payment. Changes to the fair value are recorded in selling, general and administrative expense. The following tables provide a rollforward of the fair value, as determined by Level 3 inputs, of the auction rate securities and contingent consideration.

	Auction Rate Securities
(In millions)	2010	2009

Beginning Balance	$5.4	$5.7
Total impairment losses included in earnings	—	(0.3)
Sale of securities	(0.7)	(0.4)
Total unrealized gains (losses) included in other comprehensive income	(0.1)	0.4

Ending Balance	$4.6	$5.4

	Contingent Consideration
(In millions)	2010	2009

Beginning Balance	$0.6	$—
Additions (See Note 2)	23.5	0.6
Payments	(0.7)	—
Change in fair value included in earnings	5.2	—
Currency translation	0.1	—

Ending Balance	$28.7	$0.6

       The notional amounts of derivative contracts outstanding totaled $1.78 billion and $1.24 billion at year-end 2010 and 2009, respectively. The fair value of such contracts is the estimated amount that the company would receive upon liquidation of the contracts, taking into account the change in currency exchange rates.

       The following tables present the fair value of derivative instruments in the consolidated balance sheet and statement of income.

	Fair Value – Assets		Fair Value – Liabilities
(In millions)	2010	2009	2010	2009

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$37.3	$—	$—	$9.5
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	2.8	4.5	3.5	0.8

Total derivatives	$40.1	$4.5	$3.5	$10.3

(a)	The fair value of the interest rate swaps are included in the consolidated balance sheet under the captions other assets or other long-term liabilities.
(b)	The fair value of the foreign currency exchange contracts are included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

	Gain (Loss) Recognized
(In millions)	2010	2009

Derivatives Designated as Fair Value Hedges
Interest rate contracts	$20.3	$1.4
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	35.8	(6.9)

Gains and losses recognized on interest rate and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsetting losses and gains on the underlying transactions.

Fair Value of Other Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	2010		2009
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.4	$7.4	$6.8	$6.8

Debt Obligations:
Convertible obligations	$327.9	$461.4	$657.9	$992.0
Senior notes	1,784.9	1,806.3	989.6	1,016.1
Senior subordinated notes	—	—	500.0	520.1
Other	24.3	24.3	34.0	34.0

	$2,137.1	$2,292.0	$2,181.5	$2,562.2

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.